Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Current service labor cost	$ 45,502	$ 36,997	$ 22,352
Interest cost	42,515	30,834	30,273
Actuarial (gains) losses	776	189	(1,173)
Components of defined benefit costs recognized in net profit	88,793	68,020	51,452
Benefits paid	(3,624)	15,267	(3,869)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	(9,600)	(10,201)	15,932
Total recognized as employee benefit cost	$ 75,569	$ 73,086	$ 63,515